Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,180	$ 2,772	$ 2,321
Restricted cash	250	600
Accounts receivable, net of allowance for doubtful accounts of $275 and $25, respectively	6,518	8,028	10,338
Other current assets	3,135	2,722	3,851
Total current assets	13,083	14,122	16,510
Property and equipment, net	6,484	7,349	6,814
Other intangible assets, net	8,014	11,351	15,849
Goodwill	8,433	8,433	8,433
Operating lease right of use assets	3,989	4,384	3,892
Other long-term assets	304	42	42
Total assets	40,307	45,681	51,540
Current liabilities:
Accounts payable	2,427	4,511	4,709
Accrued salary and bonus	2,728	3,161	2,341
Notes payable - related parties	7,872
Other accrued expenses	9,043	9,795	9,476
Current liabilities from discontinued operations	766	766	766
Total current liabilities	22,836	18,233	17,292
Contingent consideration	1,663	1,818	2,391
Operating lease liabilities, net of current portion	3,152	3,540	2,591
Other long-term liabilities	4,768	4,637	4,573
Line of credit			3,000
Total liabilities	32,419	28,228	29,847
Commitments and contingencies (Note 12)
Preferred stock, $.01 par value; 5,000,000 shares authorized, 47,000 Series B issued and outstanding	46,536	46,536
Stockholders’ equity:
Common stock, $.01 par value; 100,000,000 shares authorized; 4,075,257 and 3,932,370 shares issued, respectively; 4,055,593 and 3,920,589 shares outstanding, respectively	403	402	393
Additional paid-in capital	186,052	184,404	182,514
Accumulated deficit	(223,330)	(212,116)	(185,665)
Treasury stock, at cost (19,664 and 11,781 shares, respectively)	(1,773)	(1,773)	(1,721)
Total stockholders' equity	(38,648)	(29,083)	(4,479)
Total liabilities and stockholders' equity		(855)	25,368
Total liabilities, preferred stock and stockholders' equity	$ 40,307	45,681	51,540
Series A Preferred Stock [Member]
Current liabilities:
Preferred stock, $.01 par value; 5,000,000 shares authorized, 47,000 Series B issued and outstanding			26,172
Series B Preferred Stock [Member]
Current liabilities:
Preferred stock, $.01 par value; 5,000,000 shares authorized, 47,000 Series B issued and outstanding		$ 46,536